BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Components of Inventory
Inventory consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Raw materials	$52,442	$7,344
Work-in-process	9,646	4,253
Finished goods	47,677	—
Service parts	2,105	—
Total inventory	$111,870	$11,597

Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Prepaid expenses	$6,763	$5,116
Non-trade receivables	6,064	2,717
Headquarters sale agreement receivable	5,487	—
Deposits	3,917	5,615
Prepaid insurance premiums	3,611	—
Deferred implementation costs	2,101	2,443
Total prepaid expenses and other current assets	$27,943	$15,891

Schedule of Property, Plant and Equipment	The useful lives of the Company's assets are as follows:

Computers	1 to 3 years
Software	1 to 5 years
Demo trucks	4 years
Vehicles	5 years
Machinery and equipment	3 to 20 years years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Tooling	Based off estimated production quantity
Buildings	30 to 40 years
Property, plant and equipment, net consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Construction-in-progress	$209,187	$103,515
Buildings	127,797	100,391
Equipment	35,257	24,875
Land	24,762	3,957
Tooling	17,693	11,676
Demo vehicles	15,215	888
Software	8,568	7,562
Other	3,501	3,011
Leasehold improvements	2,953	2,883
Finance lease assets	2,193	646
Furniture and fixtures	1,492	1,480
Property, plant and equipment, gross	448,618	260,884
Less: accumulated depreciation and amortization	(30,833)	(16,507)
Total property, plant and equipment, net	$417,785	$244,377

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Settlement liability	$90,000	$50,000
Accrued purchase of intangible asset	32,126	11,344
Inventory received not yet invoiced	18,167	8,253
Supply agreement revision commitment	10,000	—
Accrued payroll and payroll related expenses	8,298	2,521
Accrued outsourced engineering services	8,056	1,134
Accrued purchases of property, plant and equipment	3,587	2,817
Other accrued expenses	2,152	7,090
Accrued legal expenses	2,041	5,664
Operating lease liabilities, current	1,979	475
Accrued Equity Distribution Agreement Fees	1,681	—
Warranty liability, current	1,484	—
Derivative liability	—	4,189
Total accrued expenses and other current liabilities	$179,571	$93,487